UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Muni High Income Fund
Class A:
PRHAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class A	$41	0.81%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 964,840,813
Number of fund holdings	433
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	15.9
A	16.2
BBB	16.5
BB	7.8
B	1.2
Not Rated	36.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF133E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	A
NASDAQ	PRHAX
CUSIP	74440M104
MF133E2A

PGIM Muni High Income Fund
Class C:
PHICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Muni High Income Fund (the “Fund”)
for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class C	$85	1.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 964,840,813
Number of fund holdings	433
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	15.9
A	16.2
BBB	16.5
BB	7.8
B	1.2
Not Rated	36.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF133E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	C
NASDAQ	PHICX
CUSIP	74440M302
MF133E2C

PGIM Muni High Income Fund
Class Z:
PHIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Muni High Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class Z	$29	0.56%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 964,840,813
Number of fund holdings	433
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	15.9
A	16.2
BBB	16.5
BB	7.8
B	1.2
Not Rated	36.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF133E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	Z
NASDAQ	PHIZX
CUSIP	74440M401
MF133E2Z

PGIM Muni High Income Fund
Class R6:
PHIQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Muni High Income Fund (the “Fund”)
for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Muni High Income Fund—Class R6	$25	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 964,840,813
Number of fund holdings	433
Portfolio turnover rate for the period	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	3.9
AA	15.9
A	16.2
BBB	16.5
BB	7.8
B	1.2
Not Rated	36.9
Cash/Cash Equivalents	1.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF133E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Muni High Income Fund

SHARE CLASS	R6
NASDAQ	PHIQX
CUSIP	74440M609
MF133E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PGIM

PRUDENTIAL INVESTMENT PORTFOLIOS 4

PGIM Muni High Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION
FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Muni High Income Fund	1

Notes to Financial Statements	27

Other Information - Form N-CSR Items 8-11

PGIM Muni High Income Fund

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.3%

MUNICIPAL BONDS 93.2%

Alabama 3.2%

Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT, 144A(hh)	4.300%(cc)	03/01/56	1,000	$1,005,610
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000(cc)	06/01/55	4,500	4,638,899
Novelis Corp. Proj., Series B, AMT (Mandatory put date 06/01/32), 144A	4.625(cc)	06/01/55	2,000	2,047,056
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,253,489
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	3,000	3,133,624
Gas Proj., Series C (Mandatory put date 08/01/34), 144A	5.500(cc)	11/01/56	2,500	2,736,701
Gas Proj., Series G	5.000	10/01/35	3,335	3,650,357
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	2,800	3,021,056
Energy Southeast A Cooperative Dist. Rev.,
Series A	5.000	11/01/35	3,500	3,822,283
Mobile Cnty. Indl. Dev. Auth. Rev.,
AM/NS Calvert LLC Proj., Series A, AMT	5.000	06/01/54	1,500	1,478,242
Southeast Energy Auth. Cooperative Dist. Rev.,
Series D	5.000	09/01/35	2,000	2,248,003

				31,035,320

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,858,145
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/41	2,000	1,949,663
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,716,806

				7,524,614

Arizona 1.9%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	987,715
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,850	1,479,761
Equitable Schs. Revolving Funding, Sustainable Bonds, Series A	5.500	11/01/56	2,000	2,132,883
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,960,834
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,000	874,390
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,004,282
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	922,664
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	965,471
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	952,694
Pinal Cnty. Indl. Dev. Auth. Rev.,
WOF SW GGP 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500	10/01/33	4,007	4,257,633
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bond	5.000	12/01/37	2,000	2,219,761

				18,758,088

California 4.6%

California Cmnty. Choice Fing. Auth. Rev.,
Clean Energy Proj., Sustainable Bond, Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	2,250	2,434,240
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	890,164
Sub. Series B-2, Rfdg., CABS	5.786(t)	06/01/55	3,000	565,326
California Infrast. & Econ. Dev. Bank Rev.,
Sustainability Bond, Series B, Rfdg., 144A	12.000(cc)	01/01/65	6,495	3,499,487

See Notes to Financial Statements.

PGIM Muni High Income Fund 1

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Muni. Fin. Auth. Rev.,
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000%	01/01/39	3,000	$3,117,260
HumanGood California Oblig. Grp.	4.000	10/01/49	2,000	1,811,883
Muni. CTFS, Series 2025-1, Class A-2	3.537(cc)	02/20/41	3,719	3,352,873
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	27,500
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	749,999
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,031,478
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.439(cc)	09/25/37	19,238	2,043,125
FRETE 2024, ML23, SPC, Sustainable Bonds	4.703(cc)	04/25/42	2,244	2,429,835
Sustainable Bonds, Series ML-33, Class A-USM(hh)	4.641(cc)	10/25/40	2,220	2,351,340
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.959(cc)	07/25/36	31,508	1,707,056
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Sub. Series B-2, Rfdg., CABS	5.643(t)	06/01/66	22,000	2,341,296
Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	110	110,338
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg., BAM	5.250	07/01/44	1,350	1,495,937
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,577,674
Series A	7.000	11/01/34	1,650	1,990,717
North. California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.426(t)	06/01/60	3,500	558,984
River Islands Pub. Fing. Auth.,
Spl. Tax, Escrow Bonds Cmnty. Facs. Dist. No. 2023-1 Impt. Area No. 3, Rfdg.	5.000	09/01/55	4,345	4,313,092
Spl. Tax, Impt. Area No.2	4.500	09/01/44	1,650	1,614,585
Sacramento,
Spl. Tax	4.000	09/01/46	750	673,801
Spl. Tax	4.000	09/01/50	1,000	883,180
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	1,500	1,661,184
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	8.784(t)	06/01/54	3,000	557,759

				44,790,113

Colorado 2.8%

Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	980,514
Liberty Common Sch., Proj., Series A, Rfdg., BAM	4.250	01/15/64	2,000	1,753,896
Rfdg.	5.000	11/01/44	885	885,104
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	3,100	2,560,951
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	919,589
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,424,381
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,337,271
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,108,413
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/42	350	351,592
Sr. Series A, GO, Rfdg., AG.	4.000	12/01/51	850	797,416
Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,000,391

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500%	11/15/38	6,050	$7,400,779
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	399,527
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	3,300	3,391,253
Vail Home Partners Corp. Rev.,
Local MF Hsg., 144A	6.000	10/01/64	1,500	1,546,941

				26,858,018

Connecticut 0.8%

Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Sustainability Bond, Goodwin Univ. Obliq. Grp., Series A-1	5.375	07/01/54	2,005	2,007,269
Connecticut St. Spl. Tax Rev.,
Trans. Infra. Purp., Series A, Rfdg.	5.000	07/01/44	1,250	1,395,159
Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,039,467
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,427,158

				7,869,053

Delaware 0.2%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	689,279
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	937,220

				1,626,499

District of Columbia 1.3%

Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,112,003
KIPP DC Proj.	4.000	07/01/49	4,610	3,954,286
Rfdg.	5.000	06/01/40	1,500	1,546,733
Rfdg.	5.000	06/01/55	1,500	1,442,603

Dist. of Columbia Tob. Settlement Fing. Corp. Rev.,
Asset Bkd. Bds., Rfdg.	6.750	05/15/40	3,000	3,074,480

				12,130,105

Florida 8.1%

Alachua Cnty. Hsg. Fin. Auth. Rev.,
Woodland Park II, Series B (Mandatory put date 07/01/28), 144A	4.900(cc)	07/01/29	1,850	1,855,778
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	815	816,443
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.020(t)	07/01/61	50,000	4,363,501
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	884,797
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,597,812
Wounderful Fndtn. Chrt. Schs., Proj., Seires A, CABS	7.195(t)	01/01/60	12,000	1,096,851
Capital Tr. Auth. Edl. Facs. Auth. Rev.,
Mason Classical Academy Proj., Series A, 144A	5.000	06/01/64	3,000	2,756,976
City of Tampa Rev.,
Baycare, Series A	4.000	11/15/46	1,910	1,733,419
City of Venice Rev.,
Vlg. on the Isle Proj., Temps-50, Series B-3, 144A	4.250	01/01/30	900	898,997
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	270	271,094

See Notes to Financial Statements.

PGIM Muni High Income Fund 3

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

County of Lee Airport Rev.,
Series A-1, AMT(hh)	5.500%	10/01/56	5,500	$5,884,340
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,966,354
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	4,000	4,092,679
Mater Academy Proj., Series A	5.000	06/15/55	1,000	941,973
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,745,202
Renaissance Chrt. Sch., Rfdg., 144A	6.000	06/15/55	2,000	2,007,423
River City Science Academy Proj., Series A	4.000	07/01/45	565	487,628
River City Science Academy Proj., Series A	4.000	07/01/55	2,665	2,113,772
Wste. Pro USA, Inc. Proj. (Mandatory put date 07/01/30), 144A	4.450(cc)	07/01/37	1,000	1,019,501
Grtr. Orlando Avtn. Auth. Rev.,
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,703,039
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.500	11/15/54	2,000	2,150,584
Indigo CDD,
Spl. Assmt.	5.750	05/01/36(d)	477	390,492
Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	906,064
Julington Creek Plantation CDD,
Spl. Assmt., AG.	4.625	05/01/54	1,550	1,520,800
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	999,876
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	200	201,637
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,003,671
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,010,539
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	626,032
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	860,286
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,064,056
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,100,284
Lee Cnty. Hsg. Fin. Auth. Rev.,
Aria Landings, Series A (Mandatory put date 07/01/26), 144A	5.500(cc)	07/01/28	3,500	3,501,718
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1, Temps -85	4.750	11/15/29	1,000	1,007,296
Midtown Miami CDD,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,980,669
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A, Rfdg.	5.250	10/01/56	2,000	2,092,084
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,629,946
Osceola Cnty. Trans. Rev.,
Series A-2, Rfdg., CABS	5.287(t)	10/01/54	1,000	224,890
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., AG.	5.750	09/01/54	1,000	1,082,660
St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,244,752
Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,590	1,591,302
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,205	1,137,302
Vlg. CDD No. 12,
Spl. Assmt., Fla.	4.250	05/01/43	2,565	2,456,731
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	475	447,801
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,180	1,119,684
Spl. Assmt., Fla.	3.700	05/01/50	940	768,466
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,160	905,365

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Vlg. CDD No. 14,
Spl. Assmt.	5.500%	05/01/53	1,560	$1,610,393

				77,872,959

Georgia 3.8%

Atlanta Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/49	1,750	1,851,409
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,089,358
Burke Cnty. Dev. Auth. Rev.,
Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,935,449
Cobb Cnty. Dev. Auth. Rev.,
Mt. Bethel Christian Academy Proj., 144A	6.250	06/01/64	2,000	2,054,648
Cobb Cnty. Kennestone Hosp. Auth. Rev.,
Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,522,947
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	3,000	3,039,156
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	1,000	1,009,464
Fulton Cnty. Dev. Auth. Rev.,
Piedmont Healthcare, Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	3,000	2,750,287
Main Street Energy, Inc. Rev.,
Energy Proj., Series D	5.000	12/01/33	4,000	4,370,253
Main Street Natural Gas, Inc. Rev.,
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	7,250	7,872,702
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,700	1,693,584
Savannah Georgia Convention Center Auth. Rev.,
Convention Cntr. Hotel, 1st Tier, Series A	5.250	06/01/61	3,000	3,039,763
Convention Cntr. Hotel, 3rd Tier, Series C, AG.	5.000	06/01/58	2,500	2,568,973

				36,797,993

Illinois 5.1%

Chicago Brd. of Ed.,
Series A, GO, Rfdg.	4.000	12/01/27	500	501,137
Series A, GO, Rfdg.	5.000	12/01/35	500	504,534
Series C, GO	5.250	12/01/35	345	345,087
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,168,510
Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,502,834
Chicago Midway Int’l. Arpt. Rev.,
Sr. Lien, Series A, Rfdg., AMT	5.500	01/01/53	3,000	3,152,622
Sr. Series C, Rfdg., AMT	5.000	01/01/41	1,500	1,639,119
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AG.	4.000	01/01/53	3,005	2,721,000
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/42	1,000	1,091,234
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,079,201
Sr. Lien, Series A, AG., AMT	5.500	01/01/53	2,000	2,080,467
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,000	1,094,935
Chicago Trans. Auth. Rev.,
Series A, Rfdg.	4.000	12/01/50	1,000	884,923
Series A, Rfdg.	5.500	12/01/56	1,000	1,068,833
Series A, Rfdg.	5.500	12/01/59	1,000	1,067,244
Chicago Wtrwks. Rev.,
Series A, AG.	5.250	11/01/53	750	783,837
City of Chicago Rev.,
Unrefunded, Rfdg., Series C	5.000	01/01/38	1,370	1,370,492

See Notes to Financial Statements.

PGIM Muni High Income Fund 5

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Cook Cnty. Cmntys. Clg. Dist.,
Clgs. of Chicago, GO, Rfdg., BAM	5.000%	12/01/42	2,315	$2,502,844
Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,098,033
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,648,496
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,000	2,656,798
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,142
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	268,765
Illinois St.,
GO	4.000	06/01/36	3,000	3,005,715
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,028,099
Series A, GO	5.000	12/01/39	2,500	2,586,091
Series B, GO	5.000	05/01/38	2,625	2,921,451
Series B, GO	5.250	05/01/43	1,000	1,087,413
Series B, GO	5.500	05/01/47	2,300	2,425,734
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,026,611

				49,322,201

Indiana 0.4%

Indianapolis Loc. Pub. Impvt. Bank Rev.,
Sr. Convention Cntr. Hotel, Series E	6.125	03/01/57	2,000	2,110,055
Valparaiso Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.500	01/01/34	1,055	1,113,950
Pratt Paper LLC Proj., Rfdg., AMT, 144A	5.000	01/01/54	1,000	989,562

				4,213,567

Iowa 0.7%

Guthrie Cnty. Hosp. Rev.,
Guthrie Cnty.Hosp. Proj. Series A	4.500	02/01/29	3,000	3,042,648

Iowa Tob. Settlement Auth. Rev.,
Sr. Series B-2, Class 2, Rfdg., CABS	5.028(t)	06/01/65	29,265	4,164,701

				7,207,349

Kansas 0.4%

City of Colby KS Hosp. Loan Anticipation Rev.,
Citizens Med. Ctr. Proj.	5.500	07/01/26	3,500	3,494,162
Wyandotte Cnty.-Kansas City Unified Govt. Rev.,
Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	545	545,626

				4,039,788

Kentucky 1.4%

Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	479,656
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,250	1,372,407
Series B	5.000	12/01/33	5,790	6,165,213
Series C, Rfdg.	5.000	05/01/36	5,000	5,498,548

				13,515,824

Louisiana 1.2%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,945,105

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)

Louisiana Pub. Facs. Auth. Rev.,
Calcasieu River Bridge Pub. Pvt. Partnership Proj., I-10, AMT	5.750%	09/01/64	4,000	$4,152,904
Wste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,069,464
Wste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	1,063,915
Parish of St. James Rev.,
Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,085,863
Plaquemines Port Harbor & Term. Dist. Rev.,
Txbl. Nola Term. LLC Proj., Series B, 144A^(x)	12.000	12/01/34	3,800	2,698,000

				12,015,251

Maine 0.4%

Fin. Auth. of Maine Rev.,
Casella Wste Sys. Inc., Rfdg., AMT (Mandatory put date 06/01/35), 144A	4.625(cc)	12/01/47	2,600	2,707,421
Casella Wste. Sys. Inc. Proj., Series R-3, Rmkt., AMT, 144A	5.000	08/01/35	1,000	1,071,758

				3,779,179

Maryland 0.1%

Frederick Cnty.,
Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	970	855,230

Massachusetts 0.3%

Massachusetts Dev. Fin. Agcy. Rev.,
Merrimack Clg. Student Hsg. Proj., Series A, 144A	5.000	07/01/60	1,000	941,449
TUFTS Univ. Student Hsg. Proj., Prog. Medford Prop. Inc.	5.250	06/01/65	1,500	1,565,169

				2,506,618

Michigan 0.8%

Detroit,
Series C, GO	6.000	05/01/43	1,000	1,135,535

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,735,523
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	680	683,218
Turbo, Series B, Rfdg.	6.993(t)	06/01/45	11,540	3,158,237
Wayne Cnty. Arpt. Auth. Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series B, AMT	5.750	12/01/50	1,000	1,106,577

				7,819,090

Minnesota 0.4%

Hugo Rev.,
Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,196,623
Ramsey Rev.,
Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	1,250	1,272,375
St. Paul Port Auth. Sol. Wste. Disp. Rev.,
Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,000,295

				3,469,293

Mississippi 0.5%

Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,356,477
Wste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	3,057,136

				4,413,613

See Notes to Financial Statements.

PGIM Muni High Income Fund 7

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri 0.6%

Lees Summit,
Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875%	11/01/37	2,000	$1,947,519
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,945,279
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,056,959
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,000,647

				5,950,404

Nebraska 0.2%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,135,804
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	150	163,166

				2,298,970

Nevada 0.1%

Tahoe-Douglas Visitors Auth. Rev.,
Hotel Occupancy Tax	5.000	07/01/40	1,000	1,026,199

New Hampshire 5.7%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,175	4,260,319
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375	12/15/35	5,100	5,099,736
Caldwell Ranch Proj., 144A	4.875	12/01/33	900	900,093
Convention, Proj., Series - 2, Rfdg., 144A	4.875	11/01/42	3,805	3,479,207
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	831,491
Katy Court Proj.,Development I, 144A	5.875	12/01/32	1,854	1,869,508
Katy Court Proj.,Development II, 144A	5.950	12/01/31	2,173	2,193,401
MF Affordable Hsg. Cert., Series 1, Class B-1	5.750	04/28/42	2,500	2,681,175
Mult. Utility Imps., 144A	5.875	12/15/33	2,100	2,132,259
Muni. Cert., Sustainable Cert., Series 2025-2, Class A-2	4.219(cc)	11/20/42	1,990	1,937,149
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.946(cc)	02/20/41	1,996	2,099,816
River Ranch Proj., CABS, 144A	5.284(t)	12/01/31	4,100	2,945,318
Silverado Proj., 144A	5.000	12/01/28	943	943,817
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	4,105	3,379,305
Sub. Muni. Cert., Series 2025-1, Class B-1	5.150	09/28/37	3,000	3,152,255
Sustainability Bond, Muni. Cert., Series 2025-1, Class A-2	4.167(cc)	01/20/41	992	981,426
Sustainable Cert., Class A-2 (Mandatory put date 06/01/35)	5.150	06/20/41	2,495	2,683,176
Sustainable Cert., Series 2024-1, Class X	0.494(cc)	07/01/51	34,200	1,224,330
Sustainable Cert., Series 2024-2, Class X	0.505(cc)	08/20/39	45,903	1,785,387
Tamarron Proj., 144A	5.250	12/01/35	5,400	5,399,531
The Highlands Proj.	5.125	12/15/30	1,754	1,756,793
The Wildflower Proj., CABS, 144A	5.227(t)	12/15/33	2,560	1,614,908
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,288,093
Valencia Proj., 144A	5.300	12/01/32	845	845,911

				55,484,404

New Jersey 3.0%

New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	3,530	3,534,914
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,279,829
Series SSS, Rfdg.	5.250	06/15/39	675	782,611
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,703,492
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,501,799
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,637

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Econ. Dev. Auth. Rev., (cont’d.)
United Airlines, Inc. Proj., Rmkt.	5.500%	06/01/33	2,000	$2,003,287
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	1,000	1,111,946
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/33	1,550	1,714,075
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/34	1,550	1,719,977
New Jersey Tpke. Auth. Rev.,
Series A	5.250	01/01/50	2,000	2,169,228
Series A	5.250	01/01/55	2,000	2,143,492
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	3.677(t)	12/15/39	3,000	1,814,506
Cap Apprec., Transn. Sys., Series A	3.772(t)	12/15/40	5,000	2,875,804
Series AA, Rfdg.	5.250	06/15/41	1,815	2,087,690

				28,543,287

New York 8.1%

Albany Capital Resource Corp. Rev.,
Albany Med. Ctr. Hosp. Proj., Series A, Rfdg.	5.500	05/01/55	3,250	3,474,201
Build NYC Resource Corp. Rev.,
261 Walton Facs. LLC -Zeta Chrt. Schs., Inc., Proj., Series A, 144A	5.500	06/01/56	2,000	1,983,225
261 Walton Facs. LLC -Zeta Chrt. Schs., Inc., Proj., Series A, 144A	5.750	06/01/66	2,000	1,991,414
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	800	800,847
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,205,409
River Spring Hlth. Sr. Living, Inc. Proj., Series B-4	5.000	12/15/31	2,000	2,002,586
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.215(t)	06/01/47	5,000	1,107,905
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.750(t)	06/01/50	4,000	500,838
Genesee Cnty. Funding Corp. Rev.,
Rochester Regional Hlth. Energy Proj., Series A	5.500	12/01/55	1,500	1,566,818
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	921,684
New York City Muni. Wtr. Fin. Auth. Rev.,
Fiscal 2026, Sub. Series AA-1	5.250	06/15/55	3,000	3,203,179
Sub. Bond, Second Generation Resolution, Series BB	5.250	06/15/56	3,000	3,204,586
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,200	2,469,508
New York City Trans. Fin. Auth. Rev.,
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.250	05/01/55	1,380	1,465,933
Future Tax Sec’d. Sub. Bond, Series I, Sub Series I-1	5.500	05/01/53	2,000	2,162,736
Sub. Fiscal 2025, Series D	5.500	05/01/52	5,000	5,499,285
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	4,750	4,469,497
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/50	2,125	2,288,711
Unrefunded, Rfdg., Series A	5.250	03/15/52	5,000	5,285,733
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,310	1,338,483
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	527,291
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,480,023
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,034,240
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,597,092
JFK Arpt. Term. 6 Redev. Proj., Series B, Rfdg., AG., AMT	0.000	12/31/54	5,000	3,358,122
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	615	642,670
JFK Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,045,372
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,996,307
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,480,452

See Notes to Financial Statements.

PGIM Muni High Income Fund 9

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Trans. Dev. Corp. Rev., (cont’d.)
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000%	04/01/35	3,465	$3,901,537
Sustainabile, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/59	3,000	3,184,815
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	6.293(t)	06/01/66	1,000	82,545
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	395	362,237
Triborough Bridge & Tunnel Auth. Rev.,
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.500	12/01/59	1,000	1,071,876
Utility Debt Securitization Auth. Rev.,
Sustainability Bond, Series TE -1, Rfdg.	5.000	12/15/45	2,000	2,221,892

				77,929,049

North Carolina 0.5%

North Carolina Med. Care Commn. Rev.,
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,780	2,761,795
United Methodist Retmnt. Homes Proj., Series A	5.125	10/01/56	1,135	1,139,527
United Methodist Retmnt. Homes, Series B-2	3.750	10/01/28	525	525,270

				4,426,592

Ohio 2.8%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg. (Pre-refunded date 11/15/30)(ee)	3.000	11/15/40	3,000	3,109,122
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	868,371
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	13,920	11,460,814
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,959,145
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,345,630
Ohio Air Qlty. Dev. Auth. Rev.,
Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	947,912
Ohio Air Quality Dev. Auth. Rev.,
Ohio Vlly. Elec. Corp. Proj., Series C, AMT	4.125	01/01/36	750	759,709
Ohio St. Pvt. Act. Rev.,
Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,000,023
Ohio Tpke. & Infrast. Commn. Rev.,
Jr. Lien, Series A-2, CABS	3.812(t)	02/15/40	5,135	3,030,193
Warren Cnty. Rev.,
Otterbein Homes Oblig. Grp., Rfdg.	5.000	07/01/54	1,500	1,501,645

				26,982,564

Oklahoma 0.6%

Oklahoma Cnty. Auth. Rev.,
Astec Proj., 144A	6.500	06/15/64	2,500	2,503,956
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	254,956
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,026,756
Tulsa Municipal Arpt. Trust Trustees Rev.,
American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,673,040

				5,458,708

Pennsylvania 2.0%

Adams Cnty. General Auth. Rev.,
The Brethren Home Cmnty. Proj., Series A., Rfdg.	5.000	06/01/54	1,750	1,700,467

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000%	03/01/27	2,140	$2,160,239
Uni. Student Hsg. LLC Proj., Series A, Rfdg., BAM	4.000	08/01/48	2,000	1,835,623
Doylestown Hosp. Auth. Rev.,
Rfdg., 144A	5.375	07/01/39	2,575	2,905,913
Lancaster Indl. Dev. Auth. Rev.,
Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	814,059
Pennsylvania Turnpike Commn. Rev.,
Series A(hh)	5.000	12/01/56	3,950	4,123,696
Philadelphia Auth. for Indl. Dev. Rev.,
Energy Supply LLC Proj., Series B, Rfdg. (Mandatory put date 06/01/27)	5.250(cc)	12/01/38	4,000	4,015,384
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,464,496

				19,019,877

Puerto Rico 8.5%

Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.810(t)	07/01/33	1,826	1,341,962
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,143,208
Restructured, Series A1, GO	4.000	07/01/35	1,129	1,149,171
Restructured, Series A1, GO	4.000	07/01/37	856	854,988
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,124,853
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,090,689
Restructured, Series A1, GO	5.625	07/01/29	1,480	1,585,863
Restructured, Series A1, GO	5.750	07/01/31	8,016	8,916,081
Sub. Series Allowed CW, Prifa Rum	0.001(cc)	11/01/51	18,446	11,310,536
Sub. Series Allowed CW/HTA - 98 Sr. Claims	0.001(cc)	11/01/51	32,432	22,126,486
Puerto Rico Electric Pwr. Auth. Rev.,
Build Amer, BDS - PSA, Series EEE	6.050	07/01/32(d)	1,065	705,563
Build Amer, BDS - PSA, Series EEE	6.250	07/01/40(d)	1,190	788,375
Build Amer, BDS - PSA, Series YY, Rfdg.	6.125	07/01/40(d)	1,250	828,125
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series A-2, AMT	6.750	01/01/45	1,750	1,994,027
San Juan Cruise Term. Proj., Series A-3, AMT	6.750	01/01/46	1,515	1,709,856
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.459(t)	07/01/33	1,000	777,319
Restructured, Series A-1, CABS	5.128(t)	07/01/46	51,183	18,139,233
Restructured, Series A-2	4.329	07/01/40	2,229	2,230,165
Restructured, Series A-1, CABS	5.274(t)	07/01/51	16,538	4,301,466

				82,117,966

Rhode Island 0.5%

Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,354,864

South Carolina 1.3%

Berkeley Cnty.,
Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	902,140
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,836,644
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,636,363
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,180,273
Sub. Foothill Afford Hsg. Fndtn., Oaddicj Club & Fairway Proj. (Mandatory put date 09/01/35), 144A	6.875(cc)	03/01/65	3,000	3,018,926

See Notes to Financial Statements.

PGIM Muni High Income Fund 11

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina (cont’d.)
South Carolina Ports Auth. Rev.,
AMT	4.000%	07/01/45	1,500	$1,405,134
AMT	4.000	07/01/55	2,000	1,714,224

				12,693,704

South Dakota 0.6%
South Dakota Hlth & Edl. Facs. Auth. Rev.,
Westhills Vlg. Retmnt. Cmnty. Issue, Series A, Rfdg.	5.000	09/01/55	6,160	6,154,296

Tennessee 0.7%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,954,216
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,500	1,546,433
Shelby Cnty. Hlth. & Edl. Facs. Brd. Rev.,
Madrone Memphis Student Hsg. I LLC, Univ. Memphis Proj., Series A1, 144A	5.250	06/01/56	2,000	1,936,704
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	924,968
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	513,106

				6,875,427

Texas 7.4%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,314,693
Series A, Rfdg.	4.000	08/15/41	1,520	1,362,162
Series A, Rfdg.	4.000	08/15/46	2,705	2,176,760
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,250	1,302,924
Brooks Dev. Auth. Rev.,
Sr. Lien, Series A, Rfdg., 144A	5.500	08/15/52	3,845	3,745,352
Celina Independent Sch. Dist.,
GO, PSFG	5.250	02/15/55	3,300	3,526,638
Cypress-Fairbanks Independent Sch. Dist.,
PSFG, Rfdg.	5.000	02/15/40	1,250	1,511,720
PSFG, Rfdg.	5.000	02/15/41	1,000	1,204,474
EP Essential Hsg. WF PFC Rev.,
Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,020,891
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,635	1,647,513
Galveston Wharves & Term. Rev.,
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	3,060	3,395,610
Harris Cnty. Indl. Dev. Corp. Rev.,
Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,035,759
Harris Cnty. Muni. Util. Dist. No. 490,
GO, BAM	4.500	03/01/49	4,190	4,156,702
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	1,600	1,739,350
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.500	07/15/35	1,500	1,652,800
Kerryville Hlth. Facs. Dev. Corp. Rev.,
Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,002,629
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,327,334
Sr. Living Foundation Proj., Series A, 144A	6.500	07/01/56	3,300	3,305,770
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	6,335	6,314,703
Westminster Proj., Rfdg.	4.000	11/01/49	500	428,600
Port Beaumont Nav. Dist. Facs. Rev.,
Txbl. Jefferson Gulf Coast Energy Proj., Series B, Rfdg., 144A	10.000	07/01/26	2,000	2,006,099

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Pottsboro Higher Ed. Fin. Corp. Rev.,
Series A	5.000%	08/15/46	1,000	$924,011
Prosper Independent Sch. Dist.,
PSFG, Rfdg.	5.250	02/15/55	8,725	9,371,130
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,100,241
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Nat. Gas Util. Imps. (Mandatory put date 01/01/34)	5.000(cc)	01/01/55	2,000	2,195,688
Texas Municipal Gas Acquisition & Supply Corp. Rev.,
Nat. Gas Util. Imps.	5.000	01/01/36	2,795	3,080,928
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	597,807
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,257,637
Texas Trans. Fin. Corp. Rev.,
Sub. Bond, SH 288 Sys., Tela Supported, Series A, Rfdg.	5.500	10/01/55	3,500	3,814,214

				71,520,139

Utah 0.7%
County of Utah Rev.,
IHC Hlth.Svcs, Inc., Series A	4.000	05/15/45	2,800	2,678,375
Mida Mountain Vlg. Pub. Infrast. Dist.,
Convention, Series - 2, 144A	0.000	06/01/43	1,700	1,347,132
Series 1, 144A	5.500	06/01/55	1,500	1,506,800
Series 1, 144A	5.750	06/01/60	1,500	1,529,667

				7,061,974

Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	935,192
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,726,402

				2,661,594

Virgin Islands 0.4%
Virgin Islands Hotel Dev. Fing. Corp. Rev.,
Frenchmans-REEF Hotel Acquisition., Proj., Series A-1	6.000	12/01/55	4,000	4,018,239

Virginia 0.8%
City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,035,570
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	808,179
Virginia Beach Dev. Auth. Rsdl. Care Facs. Rev.,
Westminster Canterbury on Chesapeake Bay, Series A	7.000	09/01/59	1,500	1,641,415
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,530,302
Sr. Lien, Elizabeth River Crossing OPCO LLC Proj., Rfdg., AMT	4.000	01/01/39	1,250	1,257,912
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,000,578

				7,273,956

Washington 1.6%
Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,000,455
Port of Seattle Rev.,
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,632,112

See Notes to Financial Statements.

PGIM Muni High Income Fund 13

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	1,100	$1,100,770
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,004,210
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	1,370	1,370,111
Horizon Hse. Proj. Series A, Rfdg.	6.250	01/01/61	1,000	1,003,121
Radford Court & Nordheim Court Port.	5.500	07/01/49	3,000	3,070,304
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,830	1,816,139
Sustainable Cert., Series 2023-1, Class X	1.495(cc)	04/20/37	21,362	2,044,816

				15,042,038

Wisconsin 7.6%

Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	1,105	1,105,374
Aurora Integrated Oncology Fndtn., Series A, 144A	9.000	11/01/28	2,100	2,210,147
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	2,785	3,126,176
Bancroft Neurohealth Proj., Series A, 144A	5.000	06/01/26	470	471,512
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	945,518
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,099,907
Class B-1, Series 1, 144A	6.810	04/28/36	2,000	2,065,231
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	832,696
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,711,190
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	4,100	4,125,833
Fndtn. Academy Chrt. Sc. Proj., 144A	5.000	07/01/60	1,200	1,117,230
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,441,555
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625(cc)	06/15/63	3,500	3,499,210
Million Air Three LLC, Series B, 144A	7.000	09/01/54	2,500	2,637,397
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,200	1,133,145
North East Carolina Preparatory Sch., Series A, Rfdg.	5.250	06/15/54	1,000	1,003,889
PRG-Oxford Properties LLC, Proj., Series A, BAM	5.250	07/01/55	2,250	2,318,569
Rans Bridgewater Proj., 144A	5.625	12/15/30	1,860	1,867,394
Rans Elevon Proj., 144A	5.000	07/15/30	705	709,234
Rans Mayfair Proj., Series A4, 144A	5.500	11/15/32	1,434	1,434,977
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	4,000	3,998,903
Signorelli Proj., 144A	5.375	12/15/32	4,451	4,449,956
Sr. Georgia SR 400 Exp. Lanes Proj., AMT	6.500	12/31/65	4,000	4,459,918
Sr. Lien, Puerto Rico Toll Roads Monetization Proj., Series A, AMT	5.750	07/01/54	3,500	3,629,910
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38(d)	1,750	700,000
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48(d)	3,000	1,200,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,502,029
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	340	340,333
Sustainable Cert., Series 2026-1, Class A-2	4.126(cc)	01/20/41	2,000	1,922,251
Tax Alloc., Miami Worldctr. Proj., Series A, 144A	5.000	06/01/41	3,250	3,321,768
The Meadows Proj., 144A	5.750	12/15/33	1,400	1,402,406
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,227,352
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	4,000	3,463,809
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,403,838
Hope Christian Schs.	4.000	12/01/51	1,000	693,411
Hope Christian Schs.	4.000	12/01/56	3,100	2,019,578
Marshfield Clinic Hlth. Sys. Inc., Sereis A	5.500	02/15/54	3,000	3,168,349

				73,759,995

TOTAL MUNICIPAL BONDS
(cost $908,768,885)				899,074,011

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k) 0.1%
U.S. Treasury Notes
(cost $902,117)	3.500%	09/30/26	905	$904,222

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 4.0%
iShares National Muni Bond ETF			178,750	19,469,450
VanEck High Yield Muni ETF			376,895	19,447,782

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $37,209,486)				38,917,232

WARRANTS* 0.0%

Transportation
DesertXpress Enterprises LLC^
(cost $0)			54,066	6

TOTAL LONG-TERM INVESTMENTS
(cost $946,880,488)				938,895,471

SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)
(cost $30,922,717)(wa)			30,922,717	30,922,717

TOTAL INVESTMENTS 100.5%
(cost $977,803,205)				969,818,188
Liabilities in excess of other assets(z) (0.5)%				(4,977,375)

NET ASSETS 100.0%				$964,840,813

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AMT—Alternative Minimum Tax

BABs—Build America Bonds

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

CDD—Community Development District

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

JPS—J.P. Morgan Securities LLC

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,698,006 and 0.3% of net assets.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations. (hh) When-issued security.
(k)

Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (t) Represents zero coupon. Rate quoted represents effective yield at February 28, 2026.

(wa)	Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Muni High Income Fund 15

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Plaquemines Port Harbor & Term. Dist. Rev.,
Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34^	06/04/24	$3,800,000	$2,698,000	0.3%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
40	20 Year U.S. Treasury Bonds	Jun. 2026	$4,738,750	$(33,808)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$154,867

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$31,035,320	$—
Alaska.	—	7,524,614	—
Arizona	—	18,758,088	—
California.	—	44,790,113	—
Colorado.	—	26,858,018	—
Connecticut.	—	7,869,053	—
Delaware	—	1,626,499	—
District of Columbia	—	12,130,105	—
Florida	—	77,872,959	—
Georgia.	—	36,797,993	—
Illinois.	—	49,322,201	—
Indiana.	—	4,213,567	—
Iowa	—	7,207,349	—
Kansas	—	4,039,788	—
Kentucky	—	13,515,824	—
Louisiana	—	9,317,251	2,698,000
Maine	—	3,779,179	—
Maryland	—	855,230	—
Massachusetts	—	2,506,618	—
Michigan	—	7,819,090	—
Minnesota	—	3,469,293	—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Mississippi	$—	$4,413,613	$—
Missouri	—	5,950,404	—
Nebraska	—	2,298,970	—
Nevada	—	1,026,199	—
New Hampshire	—	55,484,404	—
New Jersey	—	28,543,287	—
New York.	—	77,929,049	—
North Carolina	—	4,426,592	—
Ohio.	—	26,982,564	—
Oklahoma	—	5,458,708	—
Pennsylvania	—	19,019,877	—
Puerto Rico	—	82,117,966	—
Rhode Island.	—	4,354,864	—
South Carolina	—	12,693,704	—
South Dakota	—	6,154,296	—
Tennessee	—	6,875,427	—
Texas	—	71,520,139	—
Utah	—	7,061,974	—
Vermont	—	2,661,594	—
Virgin Islands	—	4,018,239	—
Virginia.	—	7,273,956	—
Washington	—	15,042,038	—
Wisconsin	—	73,759,995	—
U.S. Treasury Obligation	—	904,222	—
Unaffiliated Exchange-Traded Funds.	38,917,232	—	—
Warrants	—	—	6
Short-Term Investment
Affiliated Mutual Fund.	30,922,717	—	—

Total	$69,839,949	$897,280,233	$2,698,006

Other Financial Instruments*
Liabilities
Futures Contracts	$(33,808)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Muni High Income Fund 17

PGIM Muni High Income Fund

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Special Tax/Assessment District	14.4%
Healthcare	11.8
Education	11.0
Corporate Backed IDB & PCR	10.6
Development	10.3
General Obligation	10.2
Transportation	9.3
Pre-pay Gas	7.9
Tobacco Appropriated	4.2
Unaffiliated Exchange-Traded Funds	4.0
Affiliated Mutual Fund	3.2
Solid Waste/Resource Recovery	0.9

Power	0.8%
Lease Backed Certificate of Participation	0.8
Water & Sewer	0.7
Pre-Refunded	0.3
U.S. Treasury Obligation	0.1
Warrants	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$33,808*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Rate Agreements
Interest rate contracts	$(41,242)	$1,042,000

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Rate Agreements
Interest rate contracts	$(18,325)	$45,806

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 5,325,391
Futures Contracts - Short Positions (1)	6,376,771
Forward Rate Agreements (1)	11,266,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $946,880,488)	$938,895,471
Affiliated investments (cost $30,922,717)	30,922,717
Interest receivable	9,630,474
Receivable for Fund shares sold	1,424,265
Prepaid expenses	3,423

Total Assets	980,876,350

Liabilities

Payable for investments purchased	13,356,383
Payable for Fund shares purchased	1,815,258
Management fee payable	335,795
Dividends and Distributions payable	226,107
Accrued expenses and other liabilities	192,428
Distribution fee payable	79,128
Due to broker—variation margin futures	23,199
Affiliated transfer agent fee payable	5,736
Trustees’ fees payable	1,503

Total Liabilities	16,035,537

Net Assets	$964,840,813

Net assets were comprised of:
Shares of beneficial interest, at par	$1,014,699
Paid-in capital in excess of par	1,022,418,420
Total distributable earnings (loss)	(58,592,306)

Net assets, February 28, 2026	$964,840,813

See Notes to Financial Statements.

PGIM Muni High Income Fund 19

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Class A

Net asset value and redemption price per share, ($ 345,852,476 ÷ 36,334,815 shares of beneficial interest issued and outstanding)	$9.52

Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.84

Class C

Net asset value, offering price and redemption price per share, ($ 17,081,736 ÷ 1,794,602 shares of beneficial interest issued and outstanding)	$9.52

Class Z

Net asset value, offering price and redemption price per share, ($ 510,527,365 ÷ 53,731,741 shares of beneficial interest issued and outstanding)	$9.50

Class R6

Net asset value, offering price and redemption price per share, ($ 91,379,236 ÷ 9,608,739 shares of beneficial interest issued and outstanding)	$9.51

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$20,507,645
Unaffiliated dividend income	1,268,542
Affiliated dividend income	382,242

Total income	22,158,429

Expenses
Management fee	2,234,118
Distribution fee(a)	504,230
Transfer agent’s fees and expenses (including affiliated expense of $13,997)(a)	261,622
Registration fees(a)	51,814
Custodian and accounting fees	36,224
Audit fee	22,967
Shareholders’ reports	22,330
Professional fees	19,052
Trustees’ fees	9,954
Miscellaneous	20,448

Total expenses	3,182,759
Less: Fee waiver and/or expense reimbursement(a)	(142,158)
Custodian fee credit	(800)

Net expenses	3,039,801

Net investment income (loss)	19,118,628

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1,715,044
Futures transactions	(41,242)
Forward rate agreement transactions	1,042,000

2,715,802

Net change in unrealized appreciation (depreciation) on:
Investments	35,802,251
Futures	(18,325)
Forward rate agreements	45,806

35,829,732

Net gain (loss) on investment transactions	38,545,534

Net Increase (Decrease) In Net Assets Resulting From Operations	$57,664,162

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	419,029	85,201	—	—
Transfer agent’s fees and expenses	96,948	6,940	156,894	840
Registration fees	14,264	7,206	19,252	11,092
Fee waiver and/or expense reimbursement	(47,873)	(2,433)	(68,403)	(23,449)

See Notes to Financial Statements.

PGIM Muni High Income Fund 21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,118,628	$33,501,823
Net realized gain (loss) on investment transactions	2,715,802	(4,969,017)
Net change in unrealized appreciation (depreciation) on investments	35,829,732	(38,516,670)

Net increase (decrease) in net assets resulting from operations	57,664,162	(9,983,864)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,568,874)	(13,246,503)
Class C	(261,962)	(642,157)
Class Z	(9,967,721)	(15,904,540)
Class R6	(1,707,081)	(2,921,026)

	(18,505,638)	(32,714,226)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	175,923,314	369,251,701
Net asset value of shares issued in reinvestment of dividends and distributions	17,196,782	29,275,873
Cost of shares purchased	(128,671,802)	(300,156,461)

Net increase (decrease) in net assets from Fund share transactions	64,448,294	98,371,113

Total increase (decrease)	103,606,818	55,673,023

Net Assets:
Beginning of period	861,233,995	805,560,972

End of period	$964,840,813	$861,233,995

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2026		2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.11		$9.60	$9.04	$9.29	$10.85	$10.73		$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.38	0.37	0.34	0.31	0.11		0.34
Net realized and unrealized gain (loss) on investment transactions	0.40		(0.50)	0.55	(0.26)	(1.56)	0.12		1.16
Total from investment operations	0.59		(0.12)	0.92	0.08	(1.25)	0.23		1.50
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.36)	(0.33)	(0.31)	(0.11)		(0.35)
Net asset value, end of period	$9.52		$9.11	$9.60	$9.04	$9.29	$10.85		$10.73
Total Return(b):	6.54%		(1.28)%	10.34%	0.90%	(11.70)%	2.11%		15.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$345,852		$323,378	$336,770	$326,678	$376,463	$447,158		$425,013
Average net assets (000)	$338,002		$334,766	$327,410	$344,344	$421,850	$438,859		$390,814
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.81	%(c)	0.81%	0.81%	0.81%	0.81%	0.80	%(d)	0.80%
Expenses before waivers and/or expense reimbursement	0.84	%(c)	0.84%	0.84%	0.85%	0.84%	0.83	%(d)	0.82%
Net investment income (loss)	4.05	%(c)	4.05%	4.00%	3.75%	3.08%	2.91	%(d)	3.30%
Portfolio turnover rate(e)(f)	30%		56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 23

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2026		2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.11		$9.60	$9.04	$9.29	$10.85	$10.73		$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.29	0.27	0.23	0.08		0.27
Net realized and unrealized gain (loss) on investment transactions	0.40		(0.50)	0.55	(0.26)	(1.56)	0.12		1.15
Total from investment operations	0.55		(0.20)	0.84	0.01	(1.33)	0.20		1.42
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.28)	(0.26)	(0.23)	(0.08)		(0.27)
Net asset value, end of period	$9.52		$9.11	$9.60	$9.04	$9.29	$10.85		$10.73
Total Return(b):	6.10%		(2.09)%	9.45%	0.11%	(12.38)%	1.84%		14.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,082		$17,178	$23,936	$29,399	$44,197	$64,346		$65,412
Average net assets (000)	$17,181		$20,591	$25,902	$35,863	$55,420	$65,052		$75,826
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.66	%(c)	1.64%	1.62%	1.60%	1.58%	1.58	%(d)	1.57%
Expenses before waivers and/or expense reimbursement	1.69	%(c)	1.67%	1.65%	1.64%	1.61%	1.61	%(d)	1.59%
Net investment income (loss)	3.21	%(c)	3.22%	3.18%	2.96%	2.30%	2.13	%(d)	2.56%
Portfolio turnover rate(e)(f)	30%		56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2026		2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.10		$9.59	$9.02	$9.27	$10.83	$10.71		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.40	0.39	0.36	0.33	0.11		0.37
Net realized and unrealized gain (loss) on investment transactions	0.39		(0.50)	0.56	(0.26)	(1.56)	0.12		1.14
Total from investment operations	0.59		(0.10)	0.95	0.10	(1.23)	0.23		1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.38)	(0.35)	(0.33)	(0.11)		(0.37)
Net asset value, end of period	$9.50		$9.10	$9.59	$9.02	$9.27	$10.83		$10.71
Total Return(b):	6.56%		(1.05)%	10.72%	1.13%	(11.52)%	2.19%		15.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$510,527		$446,421	$382,928	$268,681	$332,570	$512,347		$482,104
Average net assets (000)	$482,952		$380,427	$332,529	$279,685	$437,004	$495,019		$411,850
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.56	%(c)	0.58%	0.58%	0.58%	0.58%	0.57	%(d)	0.58%
Expenses before waivers and/or expense reimbursement	0.59	%(c)	0.62%	0.62%	0.62%	0.61%	0.60	%(d)	0.61%
Net investment income (loss)	4.30	%(c)	4.28%	4.21%	3.98%	3.30%	3.14	%(d)	3.52%
Portfolio turnover rate(e)(f)	30%		56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund 25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,				Four months ended August 31,		Year Ended April 30,
	2026		2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.10		$9.60	$9.03	$9.28	$10.84	$10.72		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.41	0.40	0.37	0.34	0.12		0.37
Net realized and unrealized gain (loss) on investment transactions	0.41		(0.51)	0.55	(0.26)	(1.56)	0.12		1.16
Total from investment operations	0.61		(0.10)	0.95	0.11	(1.22)	0.24		1.53
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.40)	(0.38)	(0.36)	(0.34)	(0.12)		(0.38)
Net asset value, end of period	$9.51		$9.10	$9.60	$9.03	$9.28	$10.84		$10.72
Total Return(b):	6.60%		(0.96)%	10.81%	1.23%	(11.43)%	2.22%		16.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,379		$74,257	$61,928	$45,831	$51,581	$40,009		$24,256
Average net assets (000)	$81,307		$68,282	$52,290	$45,278	$50,468	$34,742		$15,737
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	0.48	%(d)	0.49%
Expenses before waivers and/or expense reimbursement	0.55	%(c)	0.56%	0.57%	0.57%	0.56%	0.57	%(d)	0.65%
Net investment income (loss)	4.37	%(c)	4.38%	4.31%	4.07%	3.41%	3.22	%(d)	3.55%
Portfolio turnover rate(e)(f)	30%		56%	68%	47%	58%	7%		25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Annualized, with the exception of certain non-recurring expenses.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Muni High Income Fund 27

Notes to Financial Statements (unaudited) (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Muni High Income Fund 29

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its investment group PGIM Fixed Income. Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.49% of average daily net assets up to $1 billion;	0.49%
0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.58
R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$85,022	$5,445
C	—	137

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective September 2025, the Fund changed its overnight cash sweep vehicle from PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$349,254,132	$273,506,268

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wa)
$ —	$236,701,794	$205,779,077	$—	$—	$30,922,717	30,922,717	$375,519	$—

PGIM Core Ultra Short Bond Fund(wa)
13,131,926	2,591,942	15,723,868	—	—	—	—	6,723	—
$13,131,926	$239,293,736	$221,502,945	$—	$—	$30,922,717		$382,242	$—

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$978,305,504	$26,618,887	$(35,140,011)	$(8,521,124)

PGIM Muni High Income Fund 31

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$65,390,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%

Unaffiliated	9	86.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2026:
Shares sold	3,690,503	$34,652,734
Shares issued in reinvestment of dividends and distributions	640,483	6,027,520
Shares purchased	(3,284,709)	(30,857,677)
Net increase (decrease) in shares outstanding before conversion	1,046,277	9,822,577
Shares issued upon conversion from other share class(es)	229,165	2,153,853
Shares purchased upon conversion into other share class(es)	(426,157)	(4,012,557)
Net increase (decrease) in shares outstanding	849,285	$7,963,873

Year ended August 31, 2025:
Shares sold	5,719,058	$53,903,177
Shares issued in reinvestment of dividends and distributions	1,300,346	12,175,180
Shares purchased	(6,539,008)	(61,190,921)
Net increase (decrease) in shares outstanding before conversion	480,396	4,887,436
Shares issued upon conversion from other share class(es)	665,111	6,225,559
Shares purchased upon conversion into other share class(es)	(725,096)	(6,815,980)
Net increase (decrease) in shares outstanding	420,411	$4,297,015

Class C
Six months ended February 28, 2026:
Shares sold	212,189	$1,991,959
Shares issued in reinvestment of dividends and distributions	26,323	247,714
Shares purchased	(194,656)	(1,826,305)
Net increase (decrease) in shares outstanding before conversion	43,856	413,368
Shares purchased upon conversion into other share class(es)	(134,206)	(1,261,500)
Net increase (decrease) in shares outstanding	(90,350)	$(848,132)

Year ended August 31, 2025:
Shares sold	394,608	$3,682,939
Shares issued in reinvestment of dividends and distributions	64,103	600,964
Shares purchased	(464,883)	(4,351,902)
Net increase (decrease) in shares outstanding before conversion	(6,172)	(67,999)
Shares purchased upon conversion into other share class(es)	(601,146)	(5,617,860)
Net increase (decrease) in shares outstanding	(607,318)	$(5,685,859)

Class Z
Six months ended February 28, 2026:
Shares sold	12,626,364	$118,398,793
Shares issued in reinvestment of dividends and distributions	981,200	9,219,792
Shares purchased	(9,238,636)	(86,649,401)
Net increase (decrease) in shares outstanding before conversion	4,368,928	40,969,184
Shares issued upon conversion from other share class(es)	396,605	3,727,451
Shares purchased upon conversion into other share class(es)	(108,308)	(1,016,402)
Net increase (decrease) in shares outstanding	4,657,225	$43,680,233

Year ended August 31, 2025:
Shares sold	30,111,929	$278,352,530
Shares issued in reinvestment of dividends and distributions	1,458,354	13,630,225
Shares purchased	(23,036,619)	(213,806,021)
Net increase (decrease) in shares outstanding before conversion	8,533,664	78,176,734
Shares issued upon conversion from other share class(es)	782,707	7,349,987
Shares purchased upon conversion into other share class(es)	(184,321)	(1,741,450)
Net increase (decrease) in shares outstanding	9,132,050	$83,785,271

Class R6
Six months ended February 28, 2026:
Shares sold	2,224,273	$20,879,828
Shares issued in reinvestment of dividends and distributions	180,987	1,701,756

PGIM Muni High Income Fund 33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount
Shares purchased	(995,905)	$(9,338,419)
Net increase (decrease) in shares outstanding before conversion	1,409,355	13,243,165
Shares issued upon conversion from other share class(es)	43,635	409,780
Shares purchased upon conversion into other share class(es)	(67)	(625)
Net increase (decrease) in shares outstanding	1,452,923	$13,652,320

Year ended August 31, 2025:
Shares sold	3,570,844	$33,313,055
Shares issued in reinvestment of dividends and distributions	307,121	2,869,504
Shares purchased	(2,239,898)	(20,807,617)
Net increase (decrease) in shares outstanding before conversion	1,638,067	15,374,942
Shares issued upon conversion from other share class(es)	104,230	984,046
Shares purchased upon conversion into other share class(es)	(40,338)	(384,302)
Net increase (decrease) in shares outstanding	1,701,959	$15,974,686

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2026.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

PGIM Muni High Income Fund 35

Notes to Financial Statements (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026